Inventories	12 Months Ended
Mar. 31, 2020
Disclosure Of Inventories [Abstract]
Disclosure of inventories [text block]
12.	Inventories

	March 31, 2020	March 31, 2019
Trade inventories	1,302,056	1,715,314
	1,302,056	1,715,314

The inventories amounting to ₹ 1,302,056 (March 31, 2019: ₹ 1,715,314) are secured in connection with bank borrowings and overdraft.